Investment Strategy	Nov. 21, 2024
Calamos Convertible Equity Alternative ETF | Calamos Convertible Equity Alternative ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that invests in the segment of the U.S. convertibles marketplace that has a higher level of equity sensitivity. The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in a portfolio of convertible securities (including synthetic convertible instruments). The Fund's investment adviser is Calamos Advisors LLC ("Calamos Advisors" or the "Adviser").

The Adviser utilizes a quantitative and qualitative screening process that consists of a proprietary convertible model and fundamental inputs to identify securities that meet the criteria for inclusion in the portfolio and intends to rebalance the portfolio regularly to ensure that the desired exposures are maintained. The Adviser will also make active adjustments to the portfolio based on fundamental analyses (such as an issuer's financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management), as well as certain portfolio-level characteristics, such as size of an issue (e.g., value of bonds outstanding), liquidity, trade execution, and exposure to macro-level investment themes.

Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities. The convertible securities in which the Fund may invest consist of U.S. bonds, structured notes, debentures and preferred stocks, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares. Structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. The bonds, structured notes and debentures may be rated investment grade or below investment grade or may not be rated, may be issued by corporations, governments or public international bodies and may be denominated in a variety of currencies and issued with either fixed or floating rates. Bonds rated below investment grade are commonly known as "junk bonds." Convertible securities may offer higher income than the shares into which they are convertible. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying shares or sell it to a third party. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price), into the issuer's common stock.

The Fund may invest up to 20% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign securities can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

Certain convertible debt securities include a "put option" which entitles the Fund to sell the security to the issuer before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security. Conversely many convertible securities are issued with a "call" feature that allows the security's issuers to choose when to redeem the security.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security (which may be either convertible or non-convertible) with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act").

Calamos CEF Income & Arbitrage ETF | Calamos CEF Income & Arbitrage ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that seeks high current income and long-term capital appreciation by investing in unaffiliated closed-end funds that the Fund's investment adviser, Calamos Advisors LLC ("Calamos Advisors" or the "Adviser"), believes offer both attractive income opportunities as well as arbitrage opportunities resulting from such closed-end funds trading at attractive discounts (market prices that are less than the closed-end funds' net asset value ("NAV")). The Fund's strategy seeks to identify closed-end funds trading at attractive discounts and sell such funds when the arbitrage opportunity has either been achieved by capturing the benefit of discount narrowing or when the Adviser determines the discount level no longer represents an unusual divergence from the fund's underlying asset value. Under normal circumstances, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. and non-U.S. closed-end funds.

In selecting the closed-end funds for the Fund's portfolio, the Adviser utilizes a combination of quantitative and fundamental tools to identify closed-end funds that are trading at a discount and represent an opportunity for the Fund to achieve its investment objective. In addition, the Adviser considers the Fund's asset allocation, event research (both fund-specific and market-wide), and trading opportunities (i.e., the liquidity profile of a closed-end fund). The Adviser intends to rebalance the portfolio regularly to ensure that the desired asset allocations are maintained. The Adviser will also make active adjustments to the portfolio relative to certain portfolio-level characteristics, that may include, but are not limited to, distribution yield, size of an issue, liquidity and trade execution.

The Fund also may invest in ETFs and business development companies ("BDCs"). Through its investments in closed-end funds, ETFs, and BDCs, the Fund may have exposure to different asset classes, including but not limited to equity securities (U.S. and non-U.S., including emerging markets), fixed income securities (investment grade, high yield, and municipal), convertible securities, derivatives and Master Limited Partnerships ("MLPs"). Fixed income securities may include bonds and debentures that may be rated investment grade or below investment grade or may not be rated, may be issued by corporations, governments or public international bodies and may be denominated in a variety of currencies and issued with either fixed or floating rates. Bonds rated below investment grade are commonly known as "junk bonds."

The Fund may invest in rights or warrants of equity securities and closed-end funds. The Fund also may use derivative instruments such as options, index futures, and forward contracts. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In order to capture the relative arbitrage value embedded in the discount, the Fund may from time to time take short positions that approximate the value of the underlying closed-end fund assets. The Fund also may take other short positions, including in U.S. treasury futures. The Fund may maintain short positions through the use of derivative instruments, such as options and futures.

The Fund may seek to generate income from option premiums by writing (selling) options. This would include the use of both call and put options. The Fund may write options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs. In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or ETFs.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Calamos Alternative Nasdaq & Bond ETF | Calamos Alternative Nasdaq & Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to deliver convertible security-like exposure to companies within the Nasdaq-100 Index®. This investment approach is an alternative way to access Nasdaq-100® stocks by seeking to offer upside potential through the options and seeking to limit the downside through the fixed income portfolio. This is an alternative approach to outright equity investing. To achieve this exposure through investment in alternative instruments, the Fund uses a hybrid investment approach that utilizes equity and fixed income strategies. The Fund pursues its objective by investing, under normal circumstances, at least 80%, but up to 100%, of its net assets (plus borrowings for investment purposes, if any) in a portfolio of equity instruments (including options and equity ETFs) and fixed income instruments (including bonds and fixed income ETFs) intended to deliver convertible security-like exposure to companies in the Nasdaq-100 Index®. The Fund considers the investments of underlying funds when determining compliance with its 80% policy. The Fund's investment adviser is Calamos Advisors LLC ("Calamos Advisors" or the "Adviser").

The equity exposure is achieved through investment in alternative instruments by purchasing the right to acquire an optimal number of stocks selected from the Nasdaq-100 Index® based on a variety of factors including but not limited to liquidity and market capitalization and purchasing the right to acquire the corresponding stocks. In addition, equity exposure also may be achieved through investments in equity ETFs. The fixed income instruments are selected based on credit quality, yield, duration, liquidity, and such other factors as deemed relevant by the Adviser. The fixed income instruments are intended to serve as a base for the Fund's portfolio by creating bond-like returns.

The Adviser has the flexibility to actively manage the equity exposure by both buying and selling options on equities, equity ETFs, warrants, long-dated call options ("LEAPS Options"), Flexible Exchange® Options ("FLEX Options"), or similar instruments determining the option delta, strikes and maturity. Under normal circumstances, the Fund generally does not hold equity or cash in large amounts, choosing instead to re-deploy excess cash into its principal investment strategy.

The Adviser has the flexibility to actively manage the fixed income exposure through the selection of the underlying fixed income instruments that the Adviser believes will add value over owning U.S. Treasuries; determining the duration and credit quality; and the portfolio rebalancing method and frequency. The fixed-income instruments in which the Fund may invest include, among others, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed debt securities (including to-be announced mortgage-backed securities or TBAs); corporate debt securities, repurchase agreements, convertible securities, money market instruments, Treasury Bills, and other securities believed to have debt-like characteristics (such as preferred securities and corporate loans and related assignments and participations). The Fund's exposure to fixed income may be obtained in part through investments in ETFs and other investment companies.

The Fund may invest in investment grade debt securities (those rated BBB or higher by S&P, or Baa or higher by Moody's), which include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the investment grade categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs), and in below investment grade debt securities, which are sometimes referred to as high yield or "junk" bonds, which include bonds, bank loans and preferred securities. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody's or securities that are not rated but are considered by Calamos Advisors to be of similar quality. These debt securities may include mortgage-backed, mortgage-related and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets such as car loans or aviation financing. The Fund's investments in debt securities have no limits with regard to maturity, duration, credit quality, or geographic concentration.

The Fund's investments may be domiciled in any country and held in U.S. dollar and non-U.S. dollar denominations. With respect to the equity options component of its strategy, the Fund will not allocate more than 10% to a given name or issuer. Under normal circumstances, the Fund seeks to deliver convertible security-like exposure to companies in the Nasdaq-100 Index®.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").